Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value

Except those listed in the table below, the Company considers that the carrying amounts of financial assets and liabilities not measured at fair value approximate their fair values or the fair values cannot be reliable estimated.

	December 31, 2020		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value

Financial liabilities
Financial liabilities measured at amortized cost
Bonds payable	$19,980	$20,078	$26,977	$27,082

Carrying Amounts And Fair Value of Financial Assets and Liabilities
b.	Financial instruments that are measured at fair value on a recurring basis

December 31, 2020

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivatives	$—	$2	$—	$2
Listed stocks	8	—	—	8
Non-listed stocks	—	—	677	677
	$8	$2	$677	$687
Hedging financial assets	$—	$2	$—	$2
Financial assets at FVOCI
Listed stocks	$2,754	$—	$—	$2,754
Non-listed stocks	—	—	4,439	4,439
	$2,754	$—	$4,439	$7,193
Financial liabilities at FVTPL
Derivatives	$—	$—	$—	$—

December 31, 2021

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Listed stocks	$3	$—	$—	$3
Non-listed stocks	—	—	885	885
Limited partnership	—	—	24	24
	$3	$—	$909	$912
Financial assets at FVOCI
Listed stocks	$459	$—	$—	$459
Non-listed stocks	—	—	3,157	3,157
	$459	$—	$3,157	$3,616
Financial liabilities at FVTPL
Derivatives	$—	$6	$—	$6
Hedging financial liabilities	$—	$8	$—	$8

Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests
	December 31
	2020	2021
Discount for lack of marketability	14.73%-20.00%	16.05%-20.00%
Noncontrolling interests discount	17.29%-25.00%	17.29%-25.00%
Growth rate of long-term revenue	—	0.19%
WACC	—	8.50%

Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Discount for lack of marketability
5% increase	$(320)	$(32)
5% decrease	$320	$32
Noncontrolling interests discount
5% increase	$(47)	$(19)
5% decrease	$47	$19
Long-term revenue growth rates
0.1% increase	$—	$25
0.1% decrease	$—	$(25)
WACC
1% increase	$—	$(288)
1% decrease	$—	$350

Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Reconciliations for Financial Assets

The reconciliations for financial assets measured at Level 3 were listed below:

2019

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2019	$517	$4,033	$4,550
Acquisition	300	—	300
Recognized in profit or loss under “Other gains and losses”	(39)	—	(39)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	676	676
Proceed from return of investments	—	(9)	(9)
Balance at December 31, 2019	$778	$4,700	$5,478
Unrealized loss in 2019	$(39)

2020

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2020	$778	$4,700	$5,478
Reclassified from investments accounted for using equity method	—	2	2
Recognized in profit or loss under “Other gains and losses”	(101)	—	(101)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	(263)	(263)
Balance at December 31, 2020	$677	$4,439	$5,116
Unrealized loss in 2020	$(101)

2021

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2021	$677	$4,439	$5,116
Acquisition	25	81	106
Disposal	—	(5)	(5)
Reclassified to investments accounted for using equity method	—	(64)	(64)
Recognized in profit or loss under “Other gains and losses”	251	—	251
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	(1,294)	(1,294)
Proceeds from return of capital due to capital reduction from investees	(44)	—	(44)
Balance at December 31, 2021	$909	$3,157	$4,066
Unrealized gain in 2021	$232